Financial Instruments – Risk Management - Schedule of Fair Value by Hierarchy (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Trade and other payables [Member] | Level 1 [Member]
Financial liabilities valued at fair value
Financial liabilities at fair value
Trade and other payables [Member] | Level 2 [Member]
Financial liabilities valued at fair value
Financial liabilities at fair value		11,989,792
Trade and other payables [Member] | Level 3 [Member]
Financial liabilities valued at fair value
Financial liabilities at fair value
Consideration for acquisition [Member] | Level 1 [Member]
Financial liabilities valued at fair value
Financial liabilities at fair value		2,724,114
Consideration for acquisition [Member] | Level 2 [Member]
Financial liabilities valued at fair value
Financial liabilities at fair value
Consideration for acquisition [Member] | Level 3 [Member]
Financial liabilities valued at fair value
Financial liabilities at fair value
Investments at fair value [Member] | Level 1 [Member]
Financial assets at fair value
Financial assets at fair value	$ 19,722	2,311,604
Investments at fair value [Member] | Level 2 [Member]
Financial assets at fair value
Financial assets at fair value
Investments at fair value [Member] | Level 3 [Member]
Financial assets at fair value
Financial assets at fair value
Warrant liability [Member] | Level 1 [Member]
Financial liabilities valued at fair value
Financial liabilities at fair value	181,093
Warrant liability [Member] | Level 2 [Member]
Financial liabilities valued at fair value
Financial liabilities at fair value
Warrant liability [Member] | Level 3 [Member]
Financial liabilities valued at fair value
Financial liabilities at fair value	$ 1,030,000
Mutual funds [Member] | Level 1 [Member]
Financial assets at fair value
Financial assets at fair value		12,943,378
Mutual funds [Member] | Level 2 [Member]
Financial assets at fair value
Financial assets at fair value
Mutual funds [Member] | Level 3 [Member]
Financial assets at fair value
Financial assets at fair value
Moolec Science SA shares [Member] | Level 1 [Member]
Financial assets at fair value
Financial assets at fair value		2,191,286
Moolec Science SA shares [Member] | Level 2 [Member]
Financial assets at fair value
Financial assets at fair value
Moolec Science SA shares [Member] | Level 3 [Member]
Financial assets at fair value
Financial assets at fair value
US Treasury bills [Member] | Level 1 [Member]
Financial assets at fair value
Financial assets at fair value		1,993,668
US Treasury bills [Member] | Level 2 [Member]
Financial assets at fair value
Financial assets at fair value
US Treasury bills [Member] | Level 3 [Member]
Financial assets at fair value
Financial assets at fair value
Other investments [Member] | Level 1 [Member]
Financial assets at fair value
Financial assets at fair value		1,702,761
Other investments [Member] | Level 2 [Member]
Financial assets at fair value
Financial assets at fair value
Other investments [Member] | Level 3 [Member]
Financial assets at fair value
Financial assets at fair value